Aggregate Changes in Valuation Allowance for Mortgage Servicing Rights (Detail) (Mortgage Servicing Rights, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage Servicing Rights
Valuation Allowance for Impairment of Recognized Servicing Assets [Line Items]
Balance, beginning of year	$ 5
Additions	41	5
Reductions	(37)
Balance, end of year	$ 9	$ 5